Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 1,841	$ 5,812	$ 4,989
Deferred consideration relating to the disposals, receivable within one year	191	205	1,291
Deferred consideration relating to the disposals, receivable after one year	194	823	2,402
Contingent consideration receivable relating to disposals	1,896	1,917	1,999
Gains on sale of businesses and fixed assets	3,866	1,876	2,874
Losses on sale of businesses and fixed assets, and closures	12,181	230	681
Impairment losses	20,635	3,476	13,789
Reversal of impairment loss	2,294	4,827	89
Earnings from associates – after interest and tax	1,402	$ 3,456	(101)
Rosnefta
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate		18.50%
Earnings from associates – after interest and tax	$ 528	$ 2,694	(229)
Pan American Energy Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture	50.00%
Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 1,841	5,812	4,989
Discontinued operations [member] | Sunrise Oil Sands
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 310
Proportion of ownership interest in joint venture	50.00%
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 45	1,034	0
Losses on sale of businesses and fixed assets, and closures	0	1	9
Impairment losses	745	834	6,214
Reversal of impairment loss	1,333	2,338	3
Recoverable amount of impaired cash-generating units based on value-in-use	9,609	7,365
Recoverable amount of asset or cash-generating unit		17,330	13,563
gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	729	819	1,909
gas & low carbon energy | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			2,416
gas & low carbon energy | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			1,313
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	3,446	869	360
Losses on sale of businesses and fixed assets, and closures	921	86	375
Gains on disposal, relating to fair value movements on deferred and contingent consideration		502	166
Loss on likely disposal of exploration asset			120
Impairment losses	4,480	1,617	6,723
Reversal of impairment loss	893	2,479	86
Recoverable amount of impaired cash-generating units based on value-in-use		6,760
Recoverable amount of asset or cash-generating unit	7,831	16,586
Impairment loss due to portfolio changes		1,109
oil production & operations | Pan American Energy Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2,900
oil production & operations | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		$ 171
oil production & operations | Rosnefta
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	$ 479
oil production & operations | Discontinued operations [member] | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	12.00%	2.10%
oil production & operations | Brazil
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		$ 100
oil production & operations | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			2,796
Reversal of impairment loss	$ (643)
oil production & operations | US
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			78
Impairment losses			2,744
oil production & operations | RUSSIAN FEDERATION
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,043
oil production & operations | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			865
customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	374	(52)	2,320
Losses on sale of businesses and fixed assets, and closures	177	142	296
Impairment losses	1,874	962	840
Reversal of impairment loss	68	7	0
Recoverable amount of asset or cash-generating unit	1,648
Impairment loss due to portfolio changes		595
other businesses & corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	1	25	194
Losses on sale of businesses and fixed assets, and closures	11,083	1	1
Impairment losses	13,536	63	12
Reversal of impairment loss	0	$ 3	0
other businesses & corporate | Rosnefta
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	11,082
Impairment losses	13,479
Earnings from associates – after interest and tax	528
other businesses & corporate | Reserve of exchange differences on translation [member] | Rosnefta
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	10,372
other businesses & corporate | Reserve of cash flow hedges [member] | Rosnefta
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	651
other businesses & corporate | Equity attributable to owners of parent [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	59
Angola
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	669
Angola | oil production & operations | Angola
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	1,932
Block 61 | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Ownership percentage in subsidiary		60.00%
Block 61 | Oman | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate		20.00%
Block 61 | gas & low carbon energy | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		$ 1,031
Block 61 | gas & low carbon energy | Oman | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate		20.00%
Rumaila [Member] | oil production & operations | Iraq
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	349
Alaska | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			130
North Sea | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			134
Reversal of impairment loss		$ 950
Swiss retail [Member] | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	268
Petrochemicals | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			2,300
Kwinana | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			$ 229
Trinidad and Tobago | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss	1,331	600
KGD6 | gas & low carbon energy | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss		1,229
BPX Energy [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss		1,356
Hawkville [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss		$ 982
Gelsenkirchen refinery | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 1,366